CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Distributions paid to common stockholders, declared but not yet reinvested	$ 0	$ 52,990	$ 0	$ 49,556
Net of Interest Capitalized Amount	$ 140,530	$ 0